Consolidated Statements Of Changes In Equity And Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital (Note 18)	Retained Earnings (Notes 6 and 13)	Accumulated comprehensive income (loss) (Notes 7, 10, 13 and 20)	Treasury stock, at cost (Note 13)	Total	Noncontrolling interests
At beginning of year at Mar. 31, 2009	¥ 9,145,630	¥ 937,950	¥ 2,841,037	¥ 5,066,637	¥ (341,917)	¥ (1,205,597)	¥ 7,298,110	¥ 1,847,520
Comprehensive income (loss):
Net income	681,864			492,266			492,266	189,598
Other comprehensive income (loss):
Unrealized gain (loss) on securities	20,569				15,658		15,658	4,911
Unrealized gain (loss) on derivative instruments	(964)				(927)		(927)	(37)
Foreign currency translation adjustments	9,644				7,787		7,787	1,857
Pension liability adjustments	134,969				129,793		129,793	5,176
Total other comprehensive income (loss)	164,218						152,311	11,907
Total comprehensive income (loss)	846,082						644,577	201,505
Cash dividends	(234,041)			(152,177)			(152,177)	(81,864)
Changes in NTT's ownership interest in subsidiaries	13,504		(2,061)				(2,061)	15,565
Acquisition of treasury stock	(491)					(491)	(491)
Resale of treasury stock	195		(49)			244	195
At end of year at Mar. 31, 2010	9,770,879	937,950	2,838,927	5,406,726	(189,606)	(1,205,844)	7,788,153	1,982,726
Comprehensive income (loss):
Net income	701,875			509,629			509,629	192,246
Other comprehensive income (loss):
Unrealized gain (loss) on securities	(6,291)				(4,155)		(4,155)	(2,136)
Unrealized gain (loss) on derivative instruments	(1,533)				(1,643)		(1,643)	110
Foreign currency translation adjustments	(44,116)				(32,770)		(32,770)	(11,346)
Pension liability adjustments	(80,503)				(75,534)		(75,534)	(4,969)
Total other comprehensive income (loss)	(132,443)						(114,102)	(18,341)
Total comprehensive income (loss)	569,432						395,527	173,905
Cash dividends	(244,846)			(158,783)			(158,783)	(86,063)
Changes in NTT's ownership interest in subsidiaries	(14,299)		(3,929)				(3,929)	(10,370)
Acquisition of treasury stock	(417)					(417)	(417)
Resale of treasury stock	183		(53)			236	183
Cancellation of treasury stock	(602,892)		(916)	(601,976)		602,892
At end of year at Mar. 31, 2011	10,080,932	937,950	2,834,029	5,155,596	(303,708)	(603,133)	8,020,734	2,060,198
Comprehensive income (loss):
Net income	648,551			467,701			467,701	180,850
Other comprehensive income (loss):
Unrealized gain (loss) on securities	8,238				6,626		6,626	1,612
Unrealized gain (loss) on derivative instruments	(2,231)				(935)		(935)	(1,296)
Foreign currency translation adjustments	(69,369)				(54,924)		(54,924)	(14,445)
Pension liability adjustments	(8,542)				(4,902)		(4,902)	(3,640)
Total other comprehensive income (loss)	(71,904)						(54,135)	(17,769)
Total comprehensive income (loss)	576,647						413,566	163,081
Cash dividends	(255,420)			(167,980)			(167,980)	(87,440)
Changes in NTT's ownership interest in subsidiaries	27,439		(1,864)				(1,864)	29,303
Acquisition of treasury stock	(381,978)					(381,978)	(381,978)
Resale of treasury stock	109			(20)		129	109
Cancellation of treasury stock	(566,551)			(566,551)		566,551
At end of year at Mar. 31, 2012	¥ 10,047,729	¥ 937,950	¥ 2,832,165	¥ 4,888,746	¥ (357,843)	¥ (418,431)	¥ 7,882,587	¥ 2,165,142